Schedule of Investments (unaudited) March 31, 2019	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.0%

Auto Components — 0.7%
Lear Corp.	21,884	$2,969,878

Banks — 11.6%
Citigroup, Inc.	183,064	11,390,242
JPMorgan Chase & Co.	155,747	15,766,269
Regions Financial Corp.	357,669	5,061,016
Wells Fargo & Co.	346,778	16,756,313

		48,973,840

Beverages — 4.2%
Molson Coors Brewing Co., Class B	197,383	11,773,896
PepsiCo, Inc.	46,939	5,752,374

		17,526,270

Biotechnology — 2.0%
Biogen, Inc.(a)	11,257	2,660,929
Gilead Sciences, Inc.	90,375	5,875,279

		8,536,208

Building Products — 1.3%
Masco Corp.	137,280	5,396,477

Capital Markets — 2.8%
E*TRADE Financial Corp.	75,088	3,486,336
Morgan Stanley	133,286	5,624,669
State Street Corp.	40,314	2,653,064

		11,764,069

Chemicals — 2.7%
Akzo Nobel NV, ADR(b)	91,884	2,714,253
DowDuPont, Inc.	163,429	8,712,400

		11,426,653

Communications Equipment — 4.6%
Cisco Systems, Inc.	359,187	19,392,506

Consumer Finance — 1.5%
Ally Financial, Inc.	85,185	2,341,736
Capital One Financial Corp.	41,170	3,363,177
SLM Corp.(b)	60,108	595,670

		6,300,583

Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.	82,758	1,666,746

Diversified Telecommunication Services — 4.5%
AT&T, Inc.	109,300	3,427,648
Verizon Communications, Inc.(b)	260,448	15,400,290

		18,827,938

Electric Utilities — 4.4%
Exelon Corp.	183,770	9,212,390

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	226,786	$9,436,566

		18,648,956

Electrical Equipment — 2.3%
ABB Ltd., ADR(b)	328,204	6,193,209
Hubbell, Inc.	30,303	3,575,148

		9,768,357

Food & Staples Retailing — 2.1%
Kroger Co. (The)	120,024	2,952,591
Walgreens Boots Alliance, Inc.	94,771	5,996,161

		8,948,752

Food Products — 3.1%
Conagra Brands, Inc.	149,541	4,148,267
JM Smucker Co. (The)	19,118	2,227,247
Kellogg Co.	119,292	6,844,975

		13,220,489

Health Care Equipment & Supplies — 7.6%
Baxter International, Inc.	73,229	5,954,250
Koninklijke Philips NV, NYRS(b)	191,545	7,826,529
Medtronic plc	54,252	4,941,272
Zimmer Biomet Holdings, Inc.	104,614	13,359,208

		32,081,259

Health Care Providers & Services — 1.9%
Laboratory Corp. of America Holdings(a)	53,225	8,142,361

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	38,750	1,965,400

Independent Power and Renewable Electricity Producers — 2.6%
AES Corp.	606,066	10,957,673

Industrial Conglomerates — 0.3%
General Electric Co.	119,776	1,196,562

Insurance — 5.0%
American International Group, Inc.	63,760	2,745,506
Assured Guaranty Ltd.	85,737	3,809,295
Brighthouse Financial, Inc.(a)	56,274	2,042,183
Hartford Financial Services Group, Inc. (The)	96,568	4,801,361
MetLife, Inc.	83,660	3,561,406
Willis Towers Watson plc	24,291	4,266,714

		21,226,465

Media — 4.7%
Comcast Corp., Class A	299,088	11,957,538
DISH Network Corp., Class A(a)	110,950	3,516,006
Interpublic Group of Cos., Inc. (The)(b)	193,982	4,075,562

		19,549,106

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	314,860	4,058,545

Multiline Retail — 1.2%
Dollar Tree, Inc.(a)	48,320	5,075,533

Oil, Gas & Consumable Fuels — 9.4%
BP plc, ADR(b)	279,370	12,214,056
ConocoPhillips	117,354	7,832,206

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	147,268	$2,460,848
Marathon Petroleum Corp.	51,804	3,100,469
Suncor Energy, Inc.	163,048	5,287,647
Williams Cos., Inc. (The)	304,369	8,741,478

		39,636,704

Pharmaceuticals — 7.5%
Novartis AG, ADR	141,839	13,636,402
Pfizer, Inc.	419,586	17,819,817

		31,456,219

Road & Rail — 1.1%
Norfolk Southern Corp.	25,520	4,769,433

Semiconductors & Semiconductor Equipment — 2.2%
QUALCOMM, Inc.	158,187	9,021,405

Software — 1.4%
Oracle Corp.	112,300	6,031,633

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	24,850	2,720,330

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	15,364	2,918,392

Wireless Telecommunication Services — 1.0%
Telephone & Data Systems, Inc.	137,496	4,225,252
United States Cellular Corp.(a)	3,016	138,465

		4,363,717

Total Common Stocks — 97.0% (Cost: $370,893,775)		408,538,459

Total Long-Term Investments — 97.0% (Cost: $370,893,775)		408,538,459

Security	Shares	Value
Short-Term Securities — 6.0%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(e)	10,846,689	$10,846,689
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.26%	6,855	6,855
SL Liquidity Series, LLC, Money Market Series, 2.67%(d)(e)	14,364,107	14,368,416

Total Short-Term Securities — 6.0% (Cost: $25,221,960)		25,221,960

Total Investments — 103.0% (Cost: $396,115,735)		433,760,419

Liabilities in Excess of Other Assets — (3.0)%		(12,573,053)

Net Assets — 100.0%		$421,187,366

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,423,075	(5,576,386)	10,846,689	$10,846,689	$78,957		$—	$—
SL Liquidity Series, LLC, Money Market Series	18,439,265	(4,075,158)	14,364,107	14,368,416	18,089	(b)	8,796	14

				$25,215,105	$97,046		$8,796	$14

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR — American Depositary Receipt

NYRS — New York Registered Shares

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Basic Value V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$408,538,459	$—	$—	$408,538,459
Short-Term Securities	10,853,544	—	—	10,853,544

Subtotal	$419,392,003	$—	$—	$419,392,003

Investments valued at NAV(b)				14,368,416

Total Investments				$433,760,419

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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